Debt (Details) - Schedule of debt structure - USD ($) $ in Thousands	3 Months Ended
	Sep. 26, 2021	Jun. 27, 2021
Debt (Details) - Schedule of debt structure [Line Items]
Total	$ 883,334	$ 885,387
Less:
Unamortized financing costs	(9,041)	(9,800)
Current portion of unamortized financing costs	3,190	3,152
Current maturities of long-term debt	(48,064)	(8,211)
Total long-term debt	829,419	870,528
First Lien Credit Facility Revolver [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	39,853	39,853
First Lien Credit Facility Term Loan [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	798,481	800,534
Incremental Liquidity Facility [Member]
Debt (Details) - Schedule of debt structure [Line Items]
Total	$ 45,000	$ 45,000